Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2021
Text Block1 [Abstract]
Summary of Cash And Cash Equivalents
	2021	2020
	€	€
Cash and cash equivalents	209,353,132	98,628,871
	209,353,132	98,628,871